Annual Total Returns- DWS Tax-Exempt Portfolio (DWS Tax Exempt Money Fund) [BarChart] - DWS Tax Exempt Money Fund - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Money Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	0.02%	0.04%	0.03%	0.02%	0.32%	0.67%	1.22%	1.30%	0.46%